SCHEDULE OF ACCOUNT RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 44,925	$ 48,050
Allowance for credit losses	(14,067)	(15,737)
Total	$ 30,858	$ 32,313